Item 1. Schedule of Investments


 T. Rowe Price Reserve Investment Fund
 Unaudited                                              February 28, 2005
 PORTFOLIO OF INVESTMENTS (1)                           $ Par         Value
 (Amounts in 000s)

 BANK NOTES 1.1%
 U.S. Bank, 2.09%, 4/26/05                             20,000        20,002

 World Savings Bank F.S.B., 2.59%, 4/1/05              56,000        56,000

 Total Bank Notes (Cost $76,002)                                     76,002

 CERTIFICATES OF DEPOSIT - DOMESTIC * 6.6%
 Branch Banking & Trust, 2.65%, 4/13/05                50,000        50,000

 Chase Manhattan Bank, 2.53%, 3/4/05                   100,000       100,000

 DEPFA Bank, 2.54%, 3/22/05                            50,000        50,000

 HSBC Bank USA, 2.71%, 5/9/05                          50,000        50,001

 Suntrust Bank, 2.68%, 5/3/05                          74,000        74,000

 Treasury Bank, 2.91%, 5/23/05                         21,000        21,000

 Wachovia Bank, 2.55%, 3/24/05                         22,000        22,000

 Wells Fargo Bank, 2.52%, 3/17/05                      85,000        85,000

 Wilmington Trust, 2.52%, 4/4/05                       20,000        20,000

 Total Certificates of Deposit - Domestic *
(Cost $472,001)                                                      472,001

 CERTIFICATES OF DEPOSIT - EURODOLLAR ^ 5.9%
 Allied Irish Banks, 2.53%, 3/3/05                     65,000        65,000

 Banco Bilbao Vizcaya, 2.71%, 5/9/05                   46,000        46,000

 Bank of Nova Scotia, 2.60%, 3/29/05                   45,000        45,000

 Barclays Bank, 2.66%, 4/18/05                         40,000        39,999

 BNP Paribas, 2.50%, 3/22/05                           29,000        29,000

 Northern Rock, 2.54%, 3/29/05                         25,000        25,000

 Royal Bank of Scotland, 2.54%, 3/29/05                70,000        70,000

 Societe Generale
 2.195%, 3/8/05                                        50,000        49,998

 2.48%, 3/31/05                                        50,000        50,000

 Total Certificates of Deposit - Eurodollar ^
 (Cost $419,997)                                                     419,997

 CERTIFICATES OF DEPOSIT - YANKEE ++ 11.2%
 Abbey National Treasury Services, 2.60%, 3/31/05      50,000        50,000

 ABN Amro Bank, 2.57%, 3/31/05                         50,000        50,000

 BNP Paribas, 2.49%, 3/30/05                           76,000        76,000

 Canadian Imperial Bank of Commerce, 2.50%, 3/24/05    50,000        50,000

 Credit Suisse First Boston, 2.53%, 3/11/05            45,000        45,000

 Danske Bank, 2.53%, 3/14/05                           50,000        50,000

 Fortis Bank, 2.53%, 3/9/05                            56,000        56,000

 KBC Bank, 2.525%, 3/22/05                             75,000        75,000

 Lloyds TSB Bank, 2.52%, 3/22/05                       80,000        80,000

 Natexis Banques Populaires, VR, 2.30%, 3/22/05        32,000        32,000

 Royal Bank of Canada
 2.525%, 3/17/05                                       25,000        25,000

 2.54%, 3/30/05                                        42,000        42,000

 2.605%, 4/8/05                                        31,000        31,000

 Skandinaviska Enskilda Banken, 2.56%, 3/24/05         23,000        23,000

 Svenska Handelsbanken
 2.53%, 3/22/05                                        10,000        10,000

 2.55%, 3/22/05                                        22,000        22,000

 UBS
 2.63%, 4/18/05                                        50,000        50,000

 2.66%, 4/8/05                                         25,000        25,000

 Total Certificates of Deposit - Yankee ++
 (Cost $792,000)                                                     792,000

 COMMERCIAL PAPER 27.3%
 ANZ ( Delaware)
 2.55%, 3/30/05                                        2,165         2,161

 2.65%, 4/21/05                                        25,200        25,105

 Bear Stearns, 2.50%, 3/21/05                          12,000        11,983

 Calyon North America, 2.56%, 4/1/05                   41,000        40,910

 Capital One Multi-Asset Executive Trust
 2.54%, 3/7/05                                         1,000         999

 2.55%, 3/1/05                                         30,000        30,000

 2.63%, 4/1/05                                         20,000        19,955

 CBA Finance (Delaware), 2.345%, 3/2/05                17,000        16,999

 Ciesco
 2.54%, 3/22/05                                        12,515        12,496

 2.62%, 4/18/05                                        81,000        80,717

 Citigroup Global Markets
 2.35%, 3/1/05                                         50,000        50,000

 2.52%, 3/4 - 3/8/05                                   39,358        39,344

 2.53%, 3/15/05                                        18,500        18,482

 Credit Suisse First Boston
 2.50%, 3/21/05                                        13,810        13,791

 2.52%, 3/1/05                                         9,000         9,000

 DaimlerChrysler Revolving Auto
 2.53%, 3/15/05                                        9,000         8,991

 2.57%, 3/28/05                                        25,000        24,952

 2.73%, 4/26/05                                        32,000        31,864

 Danske Corporation
 2.52%, 3/3/05                                         5,000         4,999

 2.59%, 4/4 - 4/7/05                                   11,500        11,470

 2.70%, 4/29/05                                        50,000        49,779

 Dexia Delaware, 2.345%, 3/3/05                        50,000        49,993

 European Investment Bank, 2.51%, 3/22/05              50,000        49,927

 FCAR Owner Trust
 2.53%, 3/7 - 3/11/05                                  46,000        45,971

 2.54%, 3/7/05                                         75,000        74,968

 General Electric Capital, 2.52%, 3/4/05               36,000        35,992

 HBOS Treasury Services, 2.50%, 3/30/05                44,000        43,911

 HSBC Finance Corp., 2.53%, 3/4/05                     75,000        74,984

 ING Funding (U.S.), 2.53%, 3/2/05                     15,000        14,999

 International Lease Finance
 2.51%, 3/18/05                                        50,000        49,941

 2.52%, 3/9/05                                         10,000        9,994

 2.59%, 4/6/05                                         22,000        21,943

 K2 (U.S.A)
 2.47%, 3/14/05                                        5,600         5,595

 2.70%, 4/15/05                                        45,100        44,948

 Links Finance, 144A, 2.35%, 3/1/05                    50,000        50,000

 Morgan Stanley, 2.60%, 3/1/05                         7,812         7,812

 National Rural Utilities, 2.53%, 3/17/05              10,000        9,989

 New Center Asset Trust
 2.44%, 3/11/05                                        50,000        49,966

 2.48%, 3/1/05                                         60,000        60,000

 2.53%, 3/16/05                                        50,000        49,947

 2.54%, 3/21/05                                        25,000        24,965

 New York State Power Auth.
 2.47%, 3/8/05                                         10,000        9,995

 2.64%, 4/5/05                                         43,435        43,324

 Nordea North America, 2.54%, 3/31/05                  50,000        49,894

 PNC Bank National Assoc.
 2.51%, 3/17/05                                        15,000        14,983

 2.61%, 4/11/05                                        45,000        44,866

 Prudential Funding, 2.53%, 3/17 - 3/22/05             95,000        94,877

 Rabobank USA Financial, 2.62%, 4/18/05                65,400        65,172

 Shell Finance (U.K.), 2.46%, 4/4/05                   88,000        87,796

 Siemens Capital
 2.33%, 3/4/05                                         8,900         8,898

 2.53%, 3/3/05                                         18,000        17,998

 Stanford University, 2.53%, 3/17/05                   20,800        20,777

 Toyota Motor Credit, 2.53%, 3/17/05                   75,000        74,916

 USAA Capital, 2.52%, 3/11/05                          21,000        20,985

 Westpac Capital
 2.51%, 3/2/05                                         56,943        56,939

 2.54%, 4/12/05                                        50,000        49,852

 Yale University, 2.53%, 3/14/05                       2,500         2,498

 Total Commercial Paper (Cost $1,943,612)                            1,943,612

 COMMERCIAL PAPER - 4(2) 37.8%
 Alpine Securitization
 2.52%, 3/17/05                                        18,000        17,980

 2.53%, 3/7 - 3/9/05                                   130,000       129,936

 ASB Bank
 2.50%, 3/15/05                                        30,000        29,971

 2.68%, 4/26/05                                        10,000        9,958

 Atlantic Asset Securitization
 2.49%, 3/11/05                                        15,059        15,049

 2.53%, 3/21/05                                        11,000        10,985

 2.54%, 3/1 - 3/2/05                                   34,839        34,837

 2.55%, 3/16/05                                        2,363         2,360

 Bank of Ireland
 2.43%, 3/7/05                                         50,000        49,980

 2.44%, 3/10/05                                        50,000        49,969

 Cafco
 2.48%, 3/16/05                                        46,361        46,313

 2.52%, 3/17 - 3/18/05                                 66,025        65,948

 2.55%, 4/5/05                                         45,000        44,888

 Ciesco, 2.63%, 4/11/05                                6,300         6,281

 Citibank Credit Card Issuance Trust
 2.42%, 3/2/05                                         30,000        29,998

 2.43%, 3/4/05                                         12,000        11,998

 2.54%, 3/8/05                                         29,000        28,986

 2.55%, 3/24/05                                        20,000        19,967

 2.58%, 3/28/05                                        8,000         7,984

 2.61%, 4/4/05                                         9,000         8,978

 CRC Funding
 2.45%, 3/8/05                                         25,000        24,988

 2.46%, 3/16/05                                        20,000        19,979

 2.47%, 3/7/05                                         74,075        74,045

 Delaware Funding, 2.53%, 3/10 - 3/22/05               82,536        82,454

 Diageo Capital, 2.50%, 3/17/05                        35,000        34,961

 Discover Card Master Trust I, 2.54%, 3/14/05          17,800        17,784

 Fairway Finance
 2.53%, 3/10 - 3/14/05                                 44,123        44,092

 2.57%, 3/28/05                                        15,463        15,433

 Falcon Asset Securitization
 2.52%, 3/1 - 3/9/05                                   53,216        53,202

 2.525%, 3/10/05                                       31,000        30,980

 2.53%, 3/8 - 3/14/05                                  21,000        20,986

 2.59%, 4/4/05                                         30,000        29,927

 Ford Credit Floorplan Master Owner Trust
 2.36%, 3/1/05                                         21,000        21,000

 2.52%, 3/24/05                                        39,000        38,937

 2.54%, 3/2/05                                         20,000        19,999

 Gannett, 2.51%, 3/3/05                                6,724         6,723

 Grampian Funding
 2.37%, 3/3/05                                         22,000        21,997

 2.51%, 3/24/05                                        13,010        12,989

 2.53%, 3/22/05                                        75,000        74,890

 Irish Life & Permanent
 2.53%, 4/1/05                                         30,000        29,935

 2.60%, 4/4/05                                         3,500         3,491

 2.65%, 4/21/05                                        20,750        20,672

 Jefferson Pilot
 2.52%, 3/4 - 3/7/05                                   24,900        24,891

 2.58%, 3/21/05                                        13,000        12,981

 K2 (U.S.A), 2.37%, 3/7/05                             10,000        9,996

 Kitty Hawk Funding, 2.53%, 3/14/05                    80,366        80,293

 MassMutual Funding
 2.51%, 3/21/05                                        25,000        24,965

 2.52%, 3/16 - 3/18/05                                 55,400        55,338

 MBNA Master Credit Card Trust II
 2.54%, 3/15/05                                        24,000        23,976

 2.69%, 4/19/05                                        11,000        10,960

 Nestle Capital, 2.54%, 3/21/05                        25,000        24,965

 New York Life Capital, 2.51%, 3/3/05                  27,000        26,996

 Old Line Funding
 2.49%, 3/2/05                                         15,000        14,999

 2.53%, 3/7 - 3/22/05                                  78,090        78,008

 2.55%, 3/24/05                                        2,249         2,245

 2.58%, 4/7/05                                         17,416        17,370

 2.60%, 4/5/05                                         12,000        11,970

 2.61%, 4/5/05                                         31,324        31,244

 2.63%, 4/11/05                                        1,000         997

 Park Avenue Receivables
 2.52%, 3/9 - 3/11/05                                  16,492        16,482

 2.53%, 3/9 - 3/21/05                                  78,933        78,866

 Pepsico, 2.58%, 3/29/05                               25,245        25,194

 Pfizer, 2.35%, 3/4/05                                 80,000        79,984

 Preferred Receivables Funding
 2.52%, 3/8/05                                         30,000        29,985

 2.53%, 3/16 - 3/22/05                                 74,581        74,493

 2.60%, 3/29/05                                        1,000         998

 2.61%, 3/29/05                                        12,000        11,976

 Proctor & Gamble, 2.38%, 3/15 - 3/17/05               84,465        84,382

 Ranger Funding Company
 2.52%, 3/18/05                                        50,000        49,941

 2.53%, 3/15/05                                        12,712        12,699

 2.62%, 3/29/05                                        9,230         9,211

 Sigma Finance
 2.34%, 3/1/05                                         39,000        39,000

 2.67%, 4/14/05                                        50,000        49,837

 Southern Company, 2.51%, 3/9/05                       23,900        23,887

 Statoil / Den Norske
 2.52%, 3/21/05                                        20,000        19,972

 2.53%, 3/9/05                                         30,000        29,983

 2.54%, 3/21/05                                        30,000        29,958

 Tulip Funding
 2.60%, 4/1/05                                         30,000        29,933

 2.61%, 3/29/05                                        29,000        28,941

 Variable Funding Capital
 2.52%, 3/4/05                                         20,000        19,996

 2.54%, 3/23/05                                        22,000        21,966

 2.59%, 4/4/05                                         30,000        29,926

 Yorktown Capital, 2.53%, 3/9 - 3/18/05                118,047       117,919

 Total Commercial Paper - 4(2) (Cost $2,689,553)                     2,689,553

 FUNDING AGREEMENTS 3.0%
 Allstate Life Insurance, VR
 2.525%, 3/1/05 ++                                      10,000        10,000

 2.651%, 9/1/05 ++                                      15,000        15,000

 GE Capital Assurance, VR, 2.72%, 1/12/06 ++            50,000        50,000

 ING Annuity & Life Insurance
 2.64%, 3/10/05 ++                                      40,000        40,000

 2.67%, 3/24/05 ++                                      20,000        20,000

 New York Life Insurance, VR, 2.69%, 12/9/05 ++         35,000        35,000

 Transamerica Occidential Life Insurance
 VR, 2.74%, 4/30/06 ++                                  40,000        40,000

 Total Funding Agreements (Cost $210,000)                            210,000

 MEDIUM-TERM NOTES 2.6%
 GE Capital, VR, 2.69%, 4/7 - 4/13/06                  20,000        20,000

 Goldman Sachs Group, VR, 144A, 2.66%, 3/1/06          60,000        60,000

 HBOS, VR, 2.53%, 3/14/05                              21,890        21,890

 Morgan Stanley, VR, 2.59%, 4/13/06                    40,000        40,000

 Nationwide Building, VR, 144A, 2.59%, 4/7/06          35,000        35,000

 SLM, VR, 2.90%, 1/13 - 1/25/06                        8,200         8,213

 Total Medium-Term Notes (Cost $185,103)                             185,103

 MUNICIPAL SECURITIES 2.7%
 Alaska Housing Fin. Auth., Single Family
 VRDN (Currently 2.55%) (MBIA Insured)                 12,780        12,780

 Colorado Housing Fin. Auth.
 Multi Family, VRDN (Currently 2.57%)                  16,170        16,170

 Single Family, VRDN (Currently 2.57%)                 20,165        20,165

 Massachusetts HEFA, Harvard Univ.,
 VRDN (Currently 2.57%)                                29,000        29,000

 New York Housing Fin. Agency, River Terrace Assoc.
 VRDN (Currently 2.56%) (FNMA Insured)                 14,500        14,500

 Texas, Veterans Housing, VRDN (Currently 2.55%)       21,430        21,430

 Texas Public Financing Auth., TECP, 2.54%, 3/10/05    75,000        75,000

 Total Municipal Securities (Cost $189,045)                          189,045

 U.S. GOVERNMENT AGENCY OBLIGATIONS +/- 1.6%
 Federal Home Loan Bank, 1.55%, 5/4/05                 40,000        40,000

 Federal Home Loan Mortgage, 2.46%, 3/29/05            75,000        74,857

 Total U.S. Government Agency Obligations o
 (Cost $114,857)                                                     114,857

 Total Investments in Securities
 99.8% of Net Assets (Cost $7,092,170)                             $ 7,092,170


 (1)    Denominated in U.S. dollars unless otherwise noted
  *     Domestic certificates of deposit are issued by domestic
        banches of U.S. banks
 ^ Eurodollar certificates of deposit are issued by foreign branches of U.S. or foreign banks
 ++     Yankee certificates of deposit are issued by U.S. branches of foreign banks
 +/- The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government
 144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers
        - total value of such securities at period-end
        amounts to $145,000 and represents 2.0% of net assets
 4(2)   Commercial paper exempt from registration under
        Section 4(2) of the Securities Act of 1933 and may be
        resold in transactions exempt from registration only to
        dealers in that program or other "accredited investors" -- total value of such securities at period-end amounts to $2,689,553 and represents 37.8% of net assets
 FNMA   Federal National Mortgage Association
 HEFA   Health & Educational Facility Authority
 MBIA   MBIA Insurance Corp.
 TECP   Tax-Exempt Commercial Paper
 VR     Variable Rate;  rate shown is effective rate at period-end
 VRDN Variable-Rate Demand Note; rate shown is effective rate at period-end


 ++ Restricted Securities
 Amounts in (000s)

 The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $210,000 and represents 3.0% of net assets.

                                                Acquisition         Acquisition
 Description                                           Date                Cost
 Allstate Life Insurance, VR, 2.525%, 3/1/05         2/2/04        $     10,000

 Allstate Life Insurance, VR, 2.651%, 9/1/05         6/24/99             15,000

 GE Capital Assurance, VR, 2.72%, 1/12/06            1/11/05             50,000

 ING Annuity & Life Insurance, 2.64%, 3/10/05        2/9/05              40,000

 ING Annuity & Life Insurance, 2.67%, 3/24/05        2/22/05             20,000

 New York Life Insurance, VR, 2.69%, 12/9/05         12/8/04             35,000

 Transamerica Occidential Life Insurance
 VR, 2.74%, 4/30/06                                  11/1/04             40,000

 Totals                                                            $     210,000

 The fund has registration rights for certain restricted securities held as of February 28, 2005. Any costs related to such registration are borne by the issuer.


 The accompanying notes are an integral part of this Portfolio of Investments.



 T. Rowe Price Government Reserve Investment Fund
 (Unaudited)
                                                        February 28, 2005
 PORTFOLIO OF INVESTMENTS (1)                          $ Par         Value
 (Amounts in 000s)

 REPURCHASE AGREEMENTS* 92.6%
 ABN Amro, Tri Party, Dated 2/28/05, 2.57%
 Delivery Value of $54,004 on 3/1/05                   54,000        54,000

 Bank of America, Tri Party, Dated 2/28/05, 2.57%.
 Delivery Value of $54,004 on 3/1/05                   54,000        54,000

 Barclays Capital, Tri Party, Dated 2/28/05, 2.57%
 Delivery Value of $54,004 on 3/1/05                   54,000        54,000

 Citigroup, Tri Party, Dated 2/28/05, 2.55%
 Delivery Value of $50,003 on 3/1/05                   50,000        50,000

 Credit Suisse First Boston, Tri Party, Dated 2/28/05
 2.60%, Delivery Value of $125,009 on 3/1/05           125,000       125,000

 Deutsche Bank Securities, Tri Party, Dated 2/28/05
 2.60%, Delivery Value of $150,011 on 3/1/05           150,000       150,000

 Goldman Sachs, Tri Party, Dated 2/28/05, 2.56%
 Delivery Value of $44,635 on 3/1/05                   44,632        44,631

 J.P. Morgan Chase Bank, Tri Party, Dated 2/28/05
 2.58%, Delivery Value of $54,004 on 3/1/05            54,000        54,000

 Lehman Brothers, Tri Party, Dated 2/28/05, 2.52%
 Delivery Value of $50,003 on 3/1/05                   50,000        50,000

 Merrill Lynch, Tri Party, Dated 2/28/05, 2.55%
 Delivery Value of $50,003 on 3/1/05                   50,000        50,000

 Morgan Stanley, Tri Party, Dated 2/28/05, 2.57%
 Delivery Value of $54,004 on 3/1/05                   54,000        54,000

 UBS Investment Bank, Tri Party, Dated 2/28/05, 2.60%
 Delivery Value of $200,014 on 3/1/05                  200,000       200,000

 Wachovia Securities, Tri Party, Dated 2/28/05, 2.60%
 Delivery Value of $70,005 on 3/1/05                   70,000        70,000

 Total Repurchase Agreements* (Cost $1,009,631)                      1,009,631

 U.S. TREASURY OBLIGATIONS 7.3%
 U.S. Treasury Notes
 1.625%, 9/30 - 10/31/05                               45,000        44,762

 2.00%, 8/31/05                                        20,000        20,000

 5.75%, 11/15/05                                       15,000        15,335

 Total U.S. Treasury Obligations (Cost $80,097)                      80,097

 Total Investments in Securities
 99.9% of Net Assets (Cost $1,089,728)
                                                       $             1,089,728

 (1)  Denominated in U.S. dollars unless otherwise noted
  * Collateralized by U.S. government securities valued at $1,029,863 at February 28, 2005 - See Note 2.

 The accompanying notes are an integral part of this Portfolio of Investments.


T. ROWE PRICE RESERVE INVESTMENT FUNDS, INC.
Unaudited
February 28, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Reserve Investment Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the Act) as a diversified, open-end management investment company. T. Rowe Price Reserve Investment Fund (Reserve
Fund) and T. Rowe Price Government Reserve Investment Fund (Government Reserve
Fund) are two portfolios (collectively, the Reserve Investment Funds) established by the corporation.

The Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by T. Rowe Price Associates (Price Associates) and/or its affiliates, and are not available for direct purchase by members of the public. The Reserve Investment Funds seek preservation of capital, liquidity, and, consistent with these goals, the highest possible current income.


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Valuation Each fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Securities are valued at amortized cost. Investments for which such valuation procedures are inappropriate or deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the funds' Board of Directors.

Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Repurchase Agreements All repurchase agreements are fully collateralized by U.S. government securities. Collateral is in the possession of the fund's custodian or, for tri-party agreements, the custodian designated by the agreement. Collateral is evaluated daily to ensure that its market value exceeds the delivery value of the repurchase agreements at maturity. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.


NOTE 3 - FEDERAL INCOME TAXES

At February 28, 2005, the cost of investments for federal income tax purposes was $7,092,170,000 and $1,089,728,000 for the Reserve Fund and the Government Reserve Fund, respectively.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.




                                    SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Reserve Investment Funds, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     April 22, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     April 22, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     April 22, 2005